PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2024
Property Equipment And Intangible Assets [Abstract]
PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET
5.
PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET

Property, equipment and intangible assets, net, consisted of the following:

	As of December 31,	As of June 30,
	2023	2024
	US$	US$
Electronic Equipment	7,809,971	8,810,410
Office Equipment	873,192	836,762
Leasehold improvement	1,657,837	1,641,913
Software	1,379,299	1,687,910
Less: accumulated depreciation	(6,525,834)	(7,723,190)
Property and equipment, net	5,194,465	5,253,805
Licenses	10,004,563	10,004,563
Trademark	115,140	112,490
Trading right	128,026	127,566
Others	1,057,434	1,051,506
Less: accumulated amortization	(70,085)	(76,365)
Intangible assets, net	11,235,078	11,219,760
Total	16,429,543	16,473,565

Depreciation and amortization expenses for the six months ended June 30, 2023 and 2024 were US$1,426,385 and US$1,315,796, respectively.